Condensed financial information of the parent company - Schedule of CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net cash used in operating activities	$ (199,262)	$ (123,620)	$ (182,602)
Cash flows from investing activities
Net cash (used in) provided by investing activities	60,973	39,628	(8,103)
Cash flows from financing activities
Repurchase of warrants			(6,611)
Payment for repurchase of ordinary shares			(37,379)
Proceeds from issuance of ordinary shares, net of issuance costs		65,430
Proceeds from issuance of convertible preferred shares, net of issuance costs	129,810	24,575
Net cash provided by (used in) financing activities	139,747	90,005	(56,178)
Net increase in cash	1,458	6,013	(246,883)
Effect of exchange rate changes on cash	(1,124)	(11,410)	(80,021)
Cash and restricted cash at the beginning of year	96,154	101,551	428,455
Cash at the end of year	96,488	96,154	101,551
Parent Company
Cash flows from operating activities
Receipt of refund from depository bank	0	520	0
Other cash used in operating activities	(4,044)	(4,459)	(3,078)
Net cash used in operating activities	(4,044)	(3,939)	(3,078)
Cash flows from investing activities
Decrease (increase) in receivables from subsidiaries	(118,884)	(84,760)	43,869
Net cash (used in) provided by investing activities	(118,884)	(84,760)	43,869
Cash flows from financing activities
Repurchase of warrants	0	0	(6,358)
Payment for repurchase of ordinary shares	0	0	(33,643)
Proceeds from issuance of ordinary shares, net of issuance costs	0	65,430	0
Proceeds from issuance of convertible preferred shares, net of issuance costs	129,810	24,575	0
Net cash provided by (used in) financing activities	129,810	90,005	(40,001)
Net increase in cash	6,882	1,306	790
Effect of exchange rate changes on cash	0	(86)	52
Cash and restricted cash at the beginning of year	6,902	5,682	4,840
Cash at the end of year	$ 13,784	$ 6,902	$ 5,682